NOTE 28: COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2020
Note 22 Commitments And Contingencies
COMMITMENTS AND CONTINGENCIES

Commitments

A summary of undiscounted liabilities and future operating commitments at December 31, 2020, are as follows:

	Total	Within 1 year	2 - 5 years	Greater than 5 years
	$	$	$	$
Maturity analysis of financial liabilities
Accounts payables and accrued liabilities	3,442,725	3,442,725	-	-
Loans payable	2,132,227	992,070	143,624	996,533
Notes payable	708,361	708,361	-	-
Convertible notes payable	200,530	200,530	-	-
Lease payments	496,386	241,138	255,248	-
Total financial liabilities	6,980,229	5,584,824	398,872	996,533

Contingencies

Various tax and legal matters are outstanding from time to time. In the event that management’s estimate of the future resolution of these matters changes, the Company will recognize the effects of these changes in the consolidated financial statements in the period such changes occur.